Sustainable Municipal Income ETF Expense Example - Sustainable Municipal Income ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	$ 552